Long-Term Investments - Schedule of Long Term Investments (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Long-Term Investments [Abstract]
Equity investment		¥ 20,362	¥ 28,254
Total	$ 3,001	¥ 20,362	¥ 28,254